Annual Total Returns - FidelityGlobalEquityIncomeFund-PRO - FidelityGlobalEquityIncomeFund-PRO - Fidelity Global Equity Income Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	May 02, 2012
Fidelity Global Equity Income Fund
Bar Chart Table:
Annual Return 2013	25.37%
Annual Return 2014	6.17%
Annual Return 2015	2.38%
Annual Return 2016	3.41%
Annual Return 2017	22.05%
Annual Return 2018	(10.87%)
Annual Return 2019	30.20%
Annual Return 2020	14.51%
Annual Return 2021	18.97%